Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Eric S. Purple, Esquire

202.507.5154

epurple@stradley.com

June 6, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:        Invesco Exchange-Traded Fund Trust II (the “Registrant”)

                                File Nos. 333-138490 and 811-21977

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits of certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL Exhibits”). The XBRL Exhibits reflect the risk/return summary disclosure that was included in the Registrant’s prospectuses dated April 9, 2018, as revised May 21, 2018, statement of additional information dated April 9, 2018, and statement of additional information dated April 9, 2018, as revised May 21, 2018, which were filed with the U.S. Securities and Exchange Commission via the EDGAR system on May 18, 2018 (SEC Accession No. 0001193125-18-167847) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Eric S. Purple
Eric S. Purple, Esquire

A Pennsylvania Limited Liability Partnership